Accounts and Other Receivables	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Accounts and Other Receivables
Accounts and Other Receivables

Accounts and other receivables at December 31 consisted of the following:

	2016		2015
	Current	Long-term	Current	Long-term
Trade accounts receivable	$456.5	$—	$457.5	$—
Trade notes receivable	1.5	.7	.5	.6
Total trade receivables	458.0	.7	458.0	.6
Other notes receivable	—	24.6	—	.4
Income tax receivables	9.1	—	32.6	—
Other receivables	26.7	—	38.9	—
Subtotal other receivables	35.8	24.6	71.5	.4
Total trade and other receivables	493.8	25.3	529.5	1.0
Allowance for doubtful accounts:
Trade accounts receivable	(7.1)	—	(9.2)	—
Trade notes receivable	(.1)	(.2)	(.1)	(.2)
Total trade receivables	(7.2)	(.2)	(9.3)	(.2)
Other notes receivable	—	—	—	(.4)
Total allowance for doubtful accounts	(7.2)	(.2)	(9.3)	(.6)
Total net receivables	$486.6	$25.1	$520.2	$.4

Notes that were past due more than 90 days or had been placed on non-accrual status were not significant for the periods presented.

Activity related to the allowance for doubtful accounts is reflected below:

	Balance at December 31, 2014	Add: 2015 Charges	Less: 2015 Charge-offs, Net of Recoveries	Balance at December 31, 2015	Add: 2016 Charges	Less: 2016 Charge-offs, Net of Recoveries	Balance at December 31, 2016
Trade accounts receivable	$14.7	$2.3	$7.8	$9.2	$1.8	$3.9	$7.1
Trade notes receivable	2.1	.3	2.1	.3	(.2)	(.2)	.3
Total trade receivables	16.8	2.6	9.9	9.5	1.6	3.7	7.4
Other notes receivable	.4	—	—	.4	—	.4	—
Total allowance for doubtful accounts	$17.2	$2.6	$9.9	$9.9	$1.6	$4.1	$7.4